Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	23.24
Maximum Aggregate Offering Price	$ 66,815,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,227.15
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, par value $0.01 per share ("Common Stock"), of Easterly Government Properties, Inc. (the "Company") as may be required pursuant to the Easterly Government Properties, Inc. 2024 Equity Incentive Plan (as amended, the "2024 Plan"), in the event of a stock split, stock dividend, recapitalization or similar transactions. Represents an additional 2,875,000 shares of Common Stock issuable under the 2024 Plan. The Company previously filed a Registration Statement on Form S-8 (No. 333-279838) with respect to a total of 1,440,000 shares (adjusted for the 1-for-2.5 reverse stock split of the Company's issued and outstanding shares of Common Stock, which reverse stock split became effective on April 28, 2025) issuable under the 2024 Plan. Calculated solely for the purpose of computing the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act based on the average of the high and the low sales prices of shares of the Company's Common Stock as reported on the New York Stock Exchange on April 23, 2026.